Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 1,525,740	$ 1,442,460
Ireland
Segment Reporting Information [Line Items]
Assets	496,148	581,568
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	344,450	321,661
United States
Segment Reporting Information [Line Items]
Assets	630,474	486,232
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 54,668	$ 52,999